Financial Risk Management - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,464,027	$ 2,759,717
10 basis point decrease, expected increase to net income and other comprehensive income	1,000	700
Allowance account for credit losses of financial assets	600	1,400
Interest rate risk
Disclosure of detailed information about borrowings [line items]
Notional amount	541,648	1,200,000
Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,588,473	$ 1,800,000